Significant Events During the Reporting Period (Details Narrative)			1 Months Ended				3 Months Ended		12 Months Ended
	Mar. 26, 2025 USD ($)	Mar. 11, 2025 USD ($) shares	Feb. 28, 2025 USD ($)	Feb. 28, 2025 ILS (₪)	Jan. 31, 2025 USD ($)	Jan. 31, 2025 ILS (₪)	Mar. 31, 2025 USD ($) shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Feb. 16, 2025 USD ($)	Feb. 16, 2025 ILS (₪)
Number of shares issued | shares							1,000,000
Financial expenses							$ 520,000	$ (1,000)	$ 6,000	$ (2,000)
Proceeds from debt finincing							$ 31,000
Warrants | shares							3,636,634
Equity Purchase Agreement [Member]
Investment amount		$ 15,000,000
Investment put notice amount		$ 500,000
Equity Purchase Agreement [Member] | Common Stock [Member]
Number of shares issued | shares		1,000,000
Maximum percentage of shares outstanding		9.99%
Purchase Agreement [Member]
Bear interest rate	9.00%
Debt face amount	$ 31,200
Unsecured principal amount	10,400
Proceeds from debt finincing	$ 100,000
Common stock closing price percentage	85.00%
Bank Hapoalim [Member]
Short term loan											$ 39,000	₪ 140,000
Bear interest rate											9.00%	9.00%
Two Officers [Member]
Salary and wages			$ 2,740	₪ 10,000	$ 1,644	₪ 6,000